Commissions and Expenses - Summary of Commissions and Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of commissions and expenses [line items]
Employee expenses	€ 1,852	€ 1,818	€ 1,711
Aegon Ltd. [member]
Disclosure of commissions and expenses [line items]
Employee expenses	156	80
Administration expenses	108	65
Cost sharing to group companies	(55)	(51)
Total	€ 209	€ 95